Leases (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense	$ 38,129,000	$ 38,253,000	$ 37,781,000